UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2006

Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

October 31, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.98%)

AUTOMOBILES & COMPONENTS – (0.68%)
4,322,000	Harley-Davidson, Inc.	$214,068,660
CAPITAL GOODS – (3.50%)
41,487,306	Tyco International Ltd.	1,094,850,005
CAPITAL MARKETS – (2.61%)
7,767,920	Ameriprise Financial, Inc.	289,121,982
2,687,260	Julius Baer Holding, Ltd. AG (b)	208,419,746
3,842,580	Morgan Stanley	209,074,778
1,991,400	State Street Corp.	109,985,022
		816,601,528
COMMERCIAL BANKS – (7.64%)
5,849,300	Fifth Third Bancorp	234,820,148
60,293,182	HSBC Holdings PLC	948,197,295
30,372,130	Lloyds TSB Group PLC	248,364,947
15,879,800	Wells Fargo & Co.	955,963,960
		2,387,346,350
COMMERCIAL SERVICES & SUPPLIES – (1.02%)
5,015,400	D&B Corp.* (b)	317,575,128
CONSUMER DURABLES & APPAREL – (0.16%)
1,083,036	Hunter Douglas NV	51,529,197
CONSUMER FINANCE – (6.05%)
34,737,100	American Express Co.	1,728,865,467
2,315,990	Takefuji Corp.	161,349,359
		1,890,214,826
CONSUMER SERVICES – (1.41%)
17,739,200	H&R Block, Inc. (b)	440,996,512
DIVERSIFIED FINANCIAL SERVICES – (8.37%)
19,081,316	Citigroup Inc.	873,542,646
31,030,640	JPMorgan Chase & Co.	1,136,342,037
8,928,200	Moody’s Corp.	475,515,932
2,588,000	Principal Financial Group, Inc.	128,442,440
		2,613,843,055
ENERGY – (11.17%)
16,023,686	ConocoPhillips	1,047,628,591
14,458,786	Devon Energy Corp.	873,021,499
11,544,100	EOG Resources, Inc.	782,459,098
6,796,700	Occidental Petroleum Corp.	536,123,696
4,371,700	Transocean Inc.*	251,329,033
		3,490,561,917
FOOD & STAPLES RETAILING – (5.07%)
24,330,600	Costco Wholesale Corp. (b)	1,175,776,245

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (Continued)
8,603,000	Wal-Mart Stores, Inc.	$407,007,930
		1,582,784,175
FOOD, BEVERAGE, & TOBACCO – (9.09%)
24,694,700	Altria Group, Inc.	1,853,337,235
29,619,207	Diageo PLC	437,756,877
8,097,950	Heineken Holding NV	239,713,241
5,405,900	Hershey Co.	307,217,297
		2,838,024,650
HEALTH CARE EQUIPMENT & SERVICES – (3.20%)
5,061,600	Cardinal Health, Inc.	316,400,616
5,788,000	Caremark Rx, Inc.*	303,291,200
7,902,900	HCA Inc.	380,840,751
		1,000,532,567
HOUSEHOLD & PERSONAL PRODUCTS – (0.85%)
9,785,000	Avon Products, Inc.	264,097,150
INSURANCE BROKERS – (1.71%)
8,617,400	Aon Corp.	291,698,990
8,294,700	Marsh & McLennan Cos, Inc.	241,790,505
		533,489,495
INTERNET RETAIL – (0.34%)
2,367,750	Expedia, Inc.*	44,620,249
2,367,750	IAC/InterActiveCorp*	60,602,561
		105,222,810
LIFE & HEALTH INSURANCE – (0.18%)
1,493,400	Sun Life Financial Inc.	55,808,358
MATERIALS – (4.04%)
4,019,100	Martin Marietta Materials, Inc. (b)	317,147,181
13,079,700	Sealed Air Corp.* (b)	658,039,707
4,400,520	Vulcan Materials Co.	286,033,800
		1,261,220,688
MEDIA – (4.26%)
27,144,700	Comcast Corp., Special Class A*	743,629,057
1,620,900	Gannett Co., Inc.	101,565,594
4,778,665	Lagardere S.C.A.	328,442,983
1,124,000	NTL Inc.* (c)	68,929,300
8,941,680	WPP Group PLC	87,838,555
		1,330,405,489
MULTI-LINE INSURANCE – (7.17%)
23,810,210	American International Group, Inc.	1,542,901,608
7,492,200	Loews Corp.	696,624,756
		2,239,526,364

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

PHARMACEUTICALS & BIOTECHNOLOGY – (0.14%)
854,600	Eli Lilly and Co.	$42,550,534
PROPERTY & CASUALTY INSURANCE – (7.43%)
11,203	Berkshire Hathaway Inc., Class A*	962,337,700
13,275	Berkshire Hathaway Inc., Class B*	37,369,125
1,609,200	Chubb Corp.	149,607,324
79,630	Markel Corp.*	25,322,340
9,890,100	Progressive Corp. (Ohio) (b)	1,145,372,481
		2,320,008,970
REAL ESTATE – (1.58%)
800,100	Centerpoint Properties Trust	36,452,556
10,749,204	General Growth Properties, Inc.	456,626,186
		493,078,742
REINSURANCE – (1.36%)
617,200	Everest Re Group, Ltd.	61,380,540
6,264,462	Transatlantic Holdings, Inc. (b)	362,712,350
		424,092,890
SOFTWARE & SERVICES – (2.80%)
12,836,300	Iron Mountain Inc.* (b)	500,615,700
14,552,800	Microsoft Corp.	373,934,196
		874,549,896
TECHNOLOGY HARDWARE & EQUIPMENT – (1.65%)
6,654,400	Hewlett-Packard Co.	186,589,376
5,940,100	Lexmark International, Inc., Class A* (b)	246,632,952
4,830,300	Nokia Oyj, ADR	81,245,646
		514,467,974
TELECOMMUNICATION SERVICES – (0.78%)
5,704,500	SK Telecom Co., Ltd., ADR	115,287,945
5,678,000	Telewest Global, Inc.*	129,373,230
		244,661,175
THRIFT & MORTGAGE FINANCE – (3.20%)
17,033,500	Golden West Financial Corp. (b)	1,000,377,455
TRANSPORTATION – (1.52%)
54,524,000	China Merchants Holdings International Co., Ltd.	105,501,735
47,430,000	Cosco Pacific Ltd.	78,008,862
370,560	Kuehne & Nagel International AG, Registered	86,723,140
2,794,000	United Parcel Service, Inc., Class B	203,794,360
		474,028,097

Total Common Stock – (identified cost $20,487,382,373)	30,916,514,657

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2005 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.23%)

TELECOMMUNICATION SERVICES – (0.23%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (d)
	(identified cost $68,500,000)	$71,041,350

REPURCHASE AGREEMENTS – (0.83%)

63,550,000	Morgan Stanley & Co. Inc., Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $63,557,114
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $64,821,000)	63,550,000
127,101,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	4.03%, 11/01/05, dated 10/31/05, repurchase value of $127,115,228
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $129,643,020)	127,101,000
68,007,000	UBS Financial Services Inc. Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $68,014,613
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $69,367,140)	68,007,000

Total Repurchase Agreements – (identified cost $258,658,000)	258,658,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.00%)

MONEY MARKET INSTRUMENTS – (0.00%)
725,400	UBS Private Money Market LLC, 3.7944% (identified cost $725,400)	725,400

*Non-Income Producing Security.

Total Investments – (identified cost $20,815,265,773) – (100.04%)(a)	31,246,939,407
Liabilities Less Other Assets –(0.04%)	(11,290,299)
Net Assets – (100.00%)	$31,235,649,108

(a)    Aggregate cost for Federal Income Tax purposes is $20,827,520,603. At October 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$11,025,813,302
Unrealized depreciation	(606,394,498)
Net unrealized appreciation	$10,419,418,804

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2005 (Unaudited)

(b)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended October 31, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2005, amounts to $6,373,665,457. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2005	Gross Additions	Gross Reductions	Shares October 31, 2005	Dividend Income

Costco Wholesale Corp.	20,947,600	3,383,000	–	24,330,600	$2,408,974
D&B Corp.	5,015,400	–	–	5,015,400	–
Golden West Financial Corp.	14,755,000	2,278,500	–	17,033,500	885,300
H&R Block, Inc.	8,869,600	8,869,600	–	17,739,200	2,217,400
Iron Mountain Inc.	12,836,300	–	–	12,836,300	–
Julius Baer Holding, Ltd. AG	2,687,260	–	–	2,687,260	–
Lexmark International, Inc., Class A	5,550,100	390,000	–	5,940,100	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	924,393
Progressive Corp. (Ohio)	9,890,100	–	–	9,890,100	296,703
Sealed Air Corp.	13,079,700	–	–	13,079,700	–
Transatlantic Holdings, Inc.	6,264,462	–	–	6,264,462	751,735

(c)  Security is partially on loan. The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2005, the Fund had on loan securities valued at $717,503; cash of $725,400 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(d)           Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis New York Venture Fund was $71,041,350, or 0.23% of the Fund’s net assets as of October 31, 2005.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

October 31, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (89.48%)

AUTOMOBILES & COMPONENTS – (5.25%)
10,800	Continental AG	$825,780
22,300	Harley-Davidson, Inc.	1,104,519
		1,930,299
AUTOMOTIVE RETAIL – (5.00%)
92,300	AutoNation, Inc.*	1,834,924
DIVERSIFIED FINANCIAL SERVICES – (6.02%)
15,000	Groupe Bruxelles Lambert S.A.	1,368,031
23,000	JPMorgan Chase & Co.	842,260
		2,210,291
ENERGY – (6.57%)
21,000	Devon Energy Corp.	1,267,980
16,900	EOG Resources, Inc.	1,145,482
		2,413,462
FOOD & STAPLES RETAILING – (5.26%)
20,200	Costco Wholesale Corp.	976,165
20,200	Wal-Mart Stores, Inc.	955,662
		1,931,827
FOOD, BEVERAGE, & TOBACCO – (5.31%)
26,000	Altria Group, Inc.	1,951,300
HEALTH CARE EQUIPMENT & SERVICES – (3.17%)
18,600	Cardinal Health, Inc.	1,162,686
HOME IMPROVEMENT RETAIL – (4.08%)
19,300	Home Depot, Inc.	792,072
11,600	Lowe’s Cos, Inc.	704,932
		1,497,004
HOUSEHOLD & PERSONAL PRODUCTS – (3.11%)
42,300	Avon Products, Inc.	1,141,677
INTERNET RETAIL – (5.73%)
52,800	Amazon.com, Inc.*	2,105,928
MEDIA – (22.29%)
60,400	Comcast Corp., Special Class A*	1,654,658
32,400	EchoStar Communications Corp., Class A*	870,426
54,500	Lagardere S.C.A.	3,745,846
50,000	News Corp., Class A	712,500
122,800	WPP Group PLC	1,206,325
		8,189,755
PROPERTY & CASUALTY INSURANCE – (2.10%)
9	Berkshire Hathaway Inc., Class A*	773,100
SOFTWARE & SERVICES – (5.32%)
76,100	Microsoft Corp.	1,955,390

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2005 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (8.21%)
42,600	Hewlett-Packard Co.	$1,194,504
13,400	International Business Machines Corp.	1,097,192
43,500	Nokia Oyj	723,600
		3,015,296
TELECOMMUNICATION SERVICES – (2.06%)
32,500	Sprint Nextel Corp.	757,575

Total Common Stock – (identified cost $26,137,136)	32,870,514

SHORT TERM INVESTMENTS – (8.06%)

$727,000	Morgan Stanley & Co. Inc., Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $727,081
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $741,540)	727,000
1,454,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	4.03%, 11/01/05, dated 10/31/05, repurchase value of $1,454,163
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $1,483,080)	1,454,000
778,000	UBS Financial Services Inc. Joint Repurchase Agreement, 4.03%,
	11/01/05, dated 10/31/05, repurchase value of $778,087
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $793,560)	778,000

Total Short Term Investments – (identified cost $2,959,000)	2,959,000

Total Investments – (97.54%) – (identified cost $29,096,136) – (a)	$35,829,514
Other Assets Less Liabilities – (2.46%)	903,785
Net Assets – (100%)	$36,733,299

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $29,736,826. At October 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$6,537,170
Unrealized depreciation	(444,482)
Net unrealized appreciation	$6,092,688

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2005

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: December 30, 2005